Valuation and qualifying accounts - Schedule of valuation and qualifying accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2018
Changes in other provisions [abstract]
Allowance account for cash and cash equivalents				$ 11	$ 11
Not credit-impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	$ (95)	$ (89)
Valuation allowances and reserves, end of period	(99)	(95)	$ (89)
Valuation Allowances And Reserves, Balance 1	(95)	(89)	(89)	(99)	(95)
Credit impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	414	327
Valuation allowances and reserves, end of period	456	414	327
Valuation Allowances And Reserves, Balance 1	414	327	327	456	414
Trade and other receivables
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	509	416	335
Adjustment on adoption of IFRS 9						$ 115
Charged to costs and expenses	214	206	30
Exchange adjustments	2	(2)	(12)
Deductions	(170)	(111)	(52)
Valuation allowances and reserves, end of period	555	509	416
Valuation Allowances And Reserves, Balance 1	509	509	416	555	509	450
Fixed asset investments
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	249	235	314
Adjustment on adoption of IFRS 9						(85)
Charged to costs and expenses	103	28	10
Exchange adjustments	0	0	(1)
Deductions	(166)	(14)	(3)
Valuation allowances and reserves, end of period	186	249	235
Valuation Allowances And Reserves, Balance 1	$ 186	$ 235	$ 235	$ 186	$ 249	$ 229